Debt - Schedule of Revolving Credit Facilities (Details) - Dec. 31, 2025 - Revolving Credit Facility € in Millions, $ in Millions	USD ($)	EUR (€)
Revolving Credit Facility A due July 2027
Debt Instrument [Line Items]
Maximum amount	$ 650
Revolving Credit Facility B due July 2027
Debt Instrument [Line Items]
Maximum amount	$ 940	€ 800